Inventories	12 Months Ended
Dec. 31, 2018
Inventories Abstract
Inventories
8.	Inventories

(a)	This caption is made up as follows:

	2018	2017
	S/(000)	S/(000)

Goods and finished products	16,832	27,386
Work in progress	133,972	105,882
Raw materials	118,816	98,432
Packages and packing	2,025	1,975
Fuel	2,715	3,031
Spare parts and supplies	161,775	141,623
Inventory in transit	1,858	4,093
	437,993	382,422
Less - Provision for inventory obsolescence and net realizable value (b)	(13,210)	(9,402)

	424,783	373,020

(b)	Movement in the provision for inventory obsolescence and net realizable value is set forth below:

	2018	2017	2016
	S/(000)	S/(000)	S/(000)

Opening balance	9,402	6,684	14,055
Additions	3,808	3,183	1,725
Recoveries	—	(465)	(226)
Disposals	—	—	(8,870)

Final balance	13,210	9,402	6,684